Disposal of Subsidiaries	12 Months Ended
Dec. 31, 2021
Noncontrolling Interest [Abstract]
DISPOSAL OF SUBSIDIARIES

Note 19 – DISPOSAL OF SUBSIDIARIES

During the year ended December 31, 2019, Kangkang Development, Yichong, Lingchong and Lile were deconsolidated from the Company’s consolidated financial statements (also see Note 1). The Company recognized losses of $5,018 in connection with the disposals on the consolidated statement of operations and comprehensive loss for the year ended December 31, 2019.

TDH Petfood LLC had no active business operations since its incorporation, and it has been deregistered and dissolved in 2021.

TDH Japan has been deregistered and dissolved in February 2021.

The disposals mentioned above did not constitute a strategic shift that would have a major effect on the Company’s operations or financial results and as such, the disposals were not classified as discontinued operations in the accompanying consolidated financial statements.